Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Disclosure of income tax [text block]

Income Taxes

in € m.	2019	2018	2017
Current tax expense (benefit):
Tax expense (benefit) for current year	757	733	874
Adjustments for prior years	5	(20)	(145)
Total current tax expense (benefit)	762	713	729
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	(71)	316	(113)
Effect of changes in tax law and/or tax rate	(9)	(6)	1,437
Adjustments for prior years	1,948	(34)	(90)
Total deferred tax expense (benefit)	1,868	276	1,234
Total income tax expense (benefit)	2,630	989	1,963

Total current tax expense includes benefits from previously unrecognized tax losses, tax credits and deductible temporary differences, which reduced the current tax expense by € 5 million in 2017.

Total deferred tax expense includes expenses arising from write-downs of deferred tax assets, benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs of deferred tax assets which in total increased the deferred tax expense by € 2,785 million in 2019, by € 253 million in 2018 and by € 163 million in 2017.

Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit)

in € m.	2019	2018	2017
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2018 and 31.3% for 2017)	(825)	416	384
Foreign rate differential	170	8	(37)
Tax-exempt gains on securities and other income	(191)	(209)	(431)
Loss (income) on equity method investments	(19)	(19)	(21)
Nondeductible expenses	326	340	540
Impairments of goodwill	269	0	0
Changes in recognition and measurement of deferred tax assets[1]	2,785	253	159
Effect of changes in tax law and/or tax rate	(9)	(6)	1,437
Effect related to share-based payments	54	133	14
Other[1]	70	73	(82)
Actual income tax expense (benefit)	2,630	989	1,963

[1]Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items "Changes in recognition and measurement of deferred tax assets" and "Other".

The Group is under continuous examinations by tax authorities in various jurisdictions. "Other" in the preceding table includes the effects of these examinations by the tax authorities.

The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2019, 2018 and 2017.

Income taxes charged or credited to equity (other comprehensive income/additional paid in capital)

in € m.	2019	2018	2017
Actuarial gains/losses related to defined benefit plans	402	18	(23)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	1	(8)	0
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	0	4
Net gains/losses reclassified to profit or loss	0	0	99
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	(42)	48	0
Realized net gains/losses arising during the period (reclassified to profit or loss)	71	86	0
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	1	1	4
Net gains/losses reclassified to profit or loss	1	0	42
Other equity movement:
Unrealized net gains/losses arising during the period	162	91	2
Net gains/losses reclassified to profit or loss	0	2	(5)
Income taxes (charged) credited to other comprehensive income	596	238	123
Other income taxes (charged) credited to equity	(11)	1	73

Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2019[1]	Dec 31, 2018[1]
Deferred tax assets:
Unused tax losses	1,307	2,934
Unused tax credits	1	160
Deductible temporary differences:
Trading activities, including derivatives	4,321	2,986
Employee benefits, including equity settled share based payments	2,507	2,140
Accrued interest expense	1,148	1,133
Loans and borrowings, including allowance for loans	878	795
Leases	614	14
Intangible Assets	236	119
Fair value OCI (IFRS 9)	21	33
Other assets	879	886
Other provisions	126	180
Other liabilities	6	7
Total deferred tax assets pre offsetting	12,044	11,387
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	3,937	3,038
Employee benefits, including equity settled share based payments	265	312
Loans and borrowings, including allowance for loans	785	345
Leases	537	0
Intangible Assets	554	453
Fair value OCI (IFRS 9)	51	52
Other assets	347	344
Other provisions	87	85
Other liabilities	40	40
Total deferred tax liabilities pre offsetting	6,603	4,669

[1]Following the introduction of IFRS 16 Leases an additional line item Leases was added. Comparatives were adjusted accordingly.

Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2019	Dec 31, 2018
Presented as deferred tax assets	5,986	7,230
Presented as deferred tax liabilities	545	512
Net deferred tax assets	5,441	6,718

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented on the face of the balance sheet as components of other assets and liabilities.

Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2019¹	Dec 31, 2018¹
Deductible temporary differences	(3,046)	(9)
Not expiring	(9,629)	(5,738)
Expiring in subsequent period	(192)	(52)
Expiring after subsequent period	(4,214)	(289)
Unused tax losses	(14,035)	(6,079)
Expiring after subsequent period	(95)	0
Unused tax credits	(96)	(1)

[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.

Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized.

As of December 31, 2019 and December 31, 2018, the Group recognized deferred tax assets of € 3.2 billion and € 6.5 billion, respectively, that exceed deferred tax liabilities in entities which have suffered a loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. Generally, in determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations.

As of December 31, 2019 and December 31, 2018, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 20 million and € 27 million respectively, in respect of which no deferred tax liabilities were recognized.